Deferred Income Tax - Schedule of Movement on Net Deferred Income Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ (69)
Tax benefit/charge in other comprehensive income	5	£ (37)	£ 53
Ending balance	(76)	(69)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(69)	(15)
Adjustment on initial application of IFRS 15 (see note 1b)	16
Adjustment on initial application of IFRS 9 (see note 1c)	3
Exchange differences	(13)	(6)
Income statement (charge) benefit	(42)	110
Disposal through business disposal	16	(3)
Tax benefit/charge in other comprehensive income	9	(89)
Transfer to assets/(liabilities) classified as held for sale		(66)
Tax charge in equity	4
Ending balance	(76)	(69)	(15)
Trading losses [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	9	22
Exchange differences		(2)
Income statement (charge) benefit	11	(11)
Ending balance	20	9	22
Returns provisions [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	34	35
Exchange differences	1	(3)
Income statement (charge) benefit	(4)	6
Transfer to assets/(liabilities) classified as held for sale		(4)
Ending balance	31	34	35
Retirement benefit obligations [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(44)	37
Exchange differences	1	(4)
Income statement (charge) benefit	(21)	7
Tax benefit/charge in other comprehensive income	9	(84)
Ending balance	(55)	(44)	37
Deferred revenue [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	27	117
Adjustment on initial application of IFRS 15 (see note 1b)	15
Exchange differences	6	(8)
Income statement (charge) benefit	20	(9)
Transfer to assets/(liabilities) classified as held for sale		(73)
Ending balance	68	27	117
Goodwill and intangible [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(155)	(295)
Exchange differences	(16)	19
Income statement (charge) benefit	(34)	118
Transfer to assets/(liabilities) classified as held for sale		3
Ending balance	(205)	(155)	(295)
Other [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	60	69
Adjustment on initial application of IFRS 15 (see note 1b)	1
Adjustment on initial application of IFRS 9 (see note 1c)	3
Exchange differences	(5)	(8)
Income statement (charge) benefit	(14)	(1)
Disposal through business disposal	16	(3)
Tax benefit/charge in other comprehensive income		(5)
Transfer to assets/(liabilities) classified as held for sale		8
Tax charge in equity	4
Ending balance	£ 65	£ 60	£ 69